Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of Income Before Income Tax Domestic and Foreign
	Year ended December 31,
	2014	2015
Domestic income / (loss) (Republic of the Marshall Islands)	$(161,913)	$90,181
Foreign income	499,539	42,277
Total income before taxes	$337,626	$132,458

Schedule of Components of Income Tax Expense Benefit
	Year ended December 31,
	2014	2015
Current Tax expense	$77,823	$37,119
Income taxes	$77,823	$37,119

Effective tax rate	23.1%	28.0%

Schedule Reconciliation Total Tax Expense
	Year Ended December 31,
Reconciliation of total tax expense:	2014	2015
Income tax	$70,441	$37,119
Taxes on litigation matters subject to statutory rates, including interest and penalties	7,382	-
Total	$77,823	$37,119

Schedule of Deferred Tax Assets and Liabilities
Year ended December 31,
2015
Deferred tax assets
Net operations loss carry forward	$-
Accelerated depreciation of assets	55
Pension	904
Total deferred tax assets	$959

Less: valuation allowance	(959)
Total deferred tax assets, net	$-